Retirement Benefits Plans Retirement Benefits Plans - Defined Contribution Plans (Details 13) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 05, 2012	Dec. 04, 2012
Defined Contribution Plans [Line Items]
Employer contributions to defined contribution plans	$ 74	$ 65	$ 33
Eaton common shares purchased by Cooper Retirement Savings and Stock Ownership Plan Trust				3.2
Purchase price of Eaton shares acquired by Cooper Retirement Savings and Stock Ownership Plant Trust				$ 166
Per share value of Eaton shares purchased by Cooper Retirement Savings and Stock Ownership Plan Trust					$ 51.26